REVENUES FROM CONTRACTS WITH CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
REVENUES FROM CONTRACTS WITH CUSTOMERS
REVENUES FROM CONTRACTS WITH CUSTOMERS
4.	REVENUES FROM CONTRACTS WITH CUSTOMERS

Revenues from contracts with customers are recognized when control of the promised services is transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Revenues are analyzed to determine whether the Company is the principal (i.e., reports revenues on a gross basis) or agent (i.e., reports revenues on a net basis) in the contract. Principal or agent designations depend primarily on the control an entity has over the product or service before control is transferred to a customer. The indicators of which party exercises control include primary responsibility over performance obligations and risk before the good or service is transferred and discretion in establishing the price.

Commissions

Commission revenues represent sales commissions generated by advisors for their clients’ purchases and sales of securities on exchanges and over-the-counter, as well as purchases of other investment products. The Company views the selling, distribution and marketing, or any combination thereof, of investment products to such clients as a single performance obligation to the product sponsors.

The Company is the principal for commission revenues, as it is responsible for the execution of the clients’ purchases and sales and maintains relationships with the product sponsors. Advisors assist the Company in performing its obligations. Accordingly, total commission revenues are reported on a gross basis.

4.	REVENUES FROM CONTRACTS WITH CUSTOMERS (continued)

The Company generates two types of commission revenues: sales-based commissions that are recognized at the point of sale on the trade date and trailing commissions that are recognized over time as earned. Sales-based commission revenues vary by investment product and are based on a percentage of an investment product’s current market value at the time of purchase. Trailing commission revenues are generally based on a percentage of the current market value of clients’ investment holdings in trail-eligible assets, and are recognized over the period during which services, such as ongoing support, are performed. As trailing commission revenues are based on the market value of clients’ investment holdings, the consideration is variable, and an estimate of the variable consideration is constrained due to dependence on unpredictable market impacts. The constraint is removed once the value of the clients’ investment holdings can be determined.

Advisory Fees

Advisory fees represent fees charged to advisors’ clients’ accounts on the Company’s corporate advisory platform. The Company provides ongoing investment advice, brokerage and execution services on transactions, and performs administrative services for these accounts. This series of performance obligations transfers control of the services to the client over time as the services are performed. These revenues are recognized ratably over time to match the continued delivery of the performance obligations to the client over the life of the contract. The advisory revenues generated from the Company’s corporate advisory platform are based on a percentage of the market value of the eligible assets in the clients’ advisory accounts. As such, the consideration for these revenues is variable and an estimate of the variable consideration is constrained due to dependence on unpredictable market impacts on client portfolio values. The constraint is removed once the value of the clients’ investment holdings can be determined.

The Company provides advisory services to clients on its corporate advisory platform through the advisor. The Company is the principal in these arrangements and recognizes advisory revenues on a gross basis, as the Company is responsible for satisfying the performance obligations and has control over determining the fees.

The following table presents total revenue from contracts with customers disaggregated by investment product for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Revenue From Contracts With Customers	2025	2024	2025	2024
Variable annuities and other insurance commissions	$24,575	$25,025	$50,653	$50,070
Mutual fund commissions	5,914	5,479	11,535	9,908
Securities commissions	2,571	2,224	6,017	5,588
Alternative investments	938	935	6,932	2,491
Advisory fees	6,627	6,320	13,542	12,004
Total Revenue From Contracts With Customers	$40,625	$39,983	$88,679	$80,061

The following tables presents sales-based and trailing revenues disaggregated by product category for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Sales-based (Point in time)	2025	2024	2025	2024
Variable annuities and other insurance commissions	$10,523	$11,592	$20,435	$21,030
Mutual fund commissions	854	1,107	2,065	2,525
Securities commissions	2,571	2,224	6,017	5,588
Alternative investments	921	926	6,762	2,473
Total Sales Based Revenues	$14,869	$15,849	$35,279	$31,616

4.	REVENUES FROM CONTRACTS WITH CUSTOMERS (continued)

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Trailing (Over time)	2025	2024	2025	2024
Variable annuities and other insurance commissions	$14,052	$13,433	$30,218	$29,040
Mutual fund commissions	5,060	4,372	9,471	7,383
Advisory fees	6,627	6,320	13,542	12,004
Alternative investments	17	9	170	18
Total Trailing Revenues	25,756	24,134	53,400	48,445
Total Revenue From Contracts With Customers	$40,625	$39,983	$88,679	$80,061

Contract Balances

The timing of revenue recognition may differ from the timing of payment by the Company’s customers. The Company records a receivable when revenue is recognized prior to payment and there is an unconditional right to payment. The Company records a contract asset when the Company has recognized revenue prior to payment but the Company’s right to payment is conditional on something other than the passage of time. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenues (a contract liability) until the performance obligations are satisfied. As of June 30, 2025, and December 31, 2024, the Company had receivables from contracts with customers totaling approximately $10.5 million and $10.1 million, respectively. The opening balance of receivables from contracts with customers was approximately $8.9 million as of January 1, 2024. As of June 30, 2025, and December 31, 2024, the Company had no liabilities from contracts with customers.

Interest and Other Income

The Company earns interest income from client margin accounts and cash equivalents. This revenue is not generated from contracts with customers. Additionally, the Company receives marketing fees and sponsorship income.

5.REVENUES FROM CONTRACTS WITH CUSTOMERS

Revenues from contracts with customers are recognized when control of the promised services is transferred to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Revenues are analyzed to determine whether the Company is the principal (i.e., reports revenues on a gross basis) or agent (i.e., reports revenues on a net basis) in the contract. Principal or agent designations depend primarily on the control an entity has over the product or service before control is transferred to a customer. The indicators of which party exercises control include primary responsibility over performance obligations, inventory risk before the good or service is transferred and discretion in establishing the price.

Commissions

Commission revenues represent sales commissions generated by advisors for their clients’ purchases and sales of securities on exchanges and over-the-counter, as well as purchases of other investment products. The Company views the selling, distribution and marketing, or any combination thereof, of investment products to such clients as a single performance obligation to the product sponsors.

The Company is the principal for commission revenues, as it is responsible for the execution of the clients’ purchases and sales and maintains relationships with the product sponsors. Advisors assist the Company in performing its obligations. Accordingly, total commission revenues are reported on a gross basis.

5.REVENUES FROM CONTRACTS WITH CUSTOMERS (continued)

The Company generates two types of commission revenues: sales-based commissions that are recognized at the point of sale on the trade date and trailing commissions that are recognized over time as earned. Sales-based commission revenues vary by investment product and are based on a percentage of an investment product’s current market value at the time of purchase. Trailing commission revenues are generally based on a percentage of the current market value of clients’ investment holdings in trail-eligible assets, and are recognized over the period during which services, such as ongoing support, are performed. As trailing commission revenues are based on the market value of clients’ investment holdings, the consideration is variable, and an estimate of the variable consideration is constrained due to dependence on unpredictable market impacts. The constraint is removed once the value of the clients’ investment holdings can be determined.

Advisory Fees

Advisory fees represent fees charged to advisors’ clients’ accounts on the Company’s corporate advisory platform. The Company provides ongoing investment advice, brokerage and execution services on transactions, and performs administrative services for these accounts. This series of performance obligations transfers control of the services to the client over time as the services are performed. These revenues are recognized ratably over time to match the continued delivery of the performance obligations to the client over the life of the contract. The advisory revenues generated from the Company’s corporate advisory platform are based on a percentage of the market value of the eligible assets in the clients’ advisory accounts. As such, the consideration for these revenues is variable and an estimate of the variable consideration is constrained due to dependence on unpredictable market impacts on client portfolio values. The constraint is removed once the value of the clients’ investments holdings can be determined.

The Company provides advisory services to clients on its corporate advisory platform through the advisor. The Company is the principal in these arrangements and recognizes advisory revenues on a gross basis, as the Company is responsible for satisfying the performance obligations and has control over determining the fees.

The following table presents total revenues from contracts with customers disaggregated by investment product for the years ended December 31 (in thousands):

	For the years ended December 31,
Revenue From Contracts With Customers	2024	2023
Variable annuities and other insurance commissions	$100,434	$102,218
Mutual fund commissions	21,134	19,022
Securities commissions	11,788	10,810
Alternative investments	6,096	6,141
Advisory fees	24,939	21,668
Total Revenue From Contracts With Customers	$164,391	$159,859

5.REVENUES FROM CONTRACTS WITH CUSTOMERS (continued)

The following tables presents sales-based and trailing revenues disaggregated by product category for the years ended December 31 (in thousands):

Sales-based (Point in time)	2024	2023
Variable annuities and other insurance commissions	$40,852	$52,209
Mutual fund commissions	4,204	5,422
Securities commissions	11,788	10,810
Alternative investments	5,983	6,084
Total Sales Based Revenues	$62,827	$74,525

Trailing (Over time)	2024	2023
Variable annuities and other insurance commissions	$59,582	$50,009
Mutual fund commissions	16,930	13,600
Advisory fees	24,939	21,668
Alternative investments	113	57
Total Trailing Revenues	101,564	85,334
Total Revenue From Contracts With Customers	$164,391	$159,859

Contract Balances

The timing of revenue recognition may differ from the timing of payment by the Company’s customers. The Company records a receivable when revenue is recognized prior to payment and there is an unconditional right to payment. The Company records a contract asset when the Company has recognized revenue prior to payment but the Company’s right to payment is conditional on something other than the passage of time. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenues (a contract liability) until the performance obligations are satisfied. As of December 31, 2024 and 2023, the Company had receivables from contracts with customers, net of an allowance for credit losses, totaling approximately $10.1 million and $8.9 million, respectively. The opening balance of receivables from contracts with customers was approximately $8.6 million as of January 1, 2023. As of December 31, 2024, December 31, 2023, and January 1, 2023, the Company had no liabilities from contracts with customers.

Interest and Other Income

The Company earns interest income from client margin accounts and cash equivalents. This revenue is not generated from contracts with customers. Additionally, the Company receives marketing fees and sponsorship income.